Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data
12.	Selected Quarterly Financial Data (Unaudited)

The following table presents selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011:

2012 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$30,556	$476,997	$878,673	$1,386,226

Income (loss) from continuing operations attributable to noncontrolling interests	$(1,593)	$(11,136)	$(6,136)	$6,330	$(12,535)
Loss from continuing operations attributable to common stockholders	(482,747)	(710,880)	(477,662)	(311,359)	(1,982,648)
Loss from discontinued operations	(348,224)	(327,912)	(303,702)	(161,466)	(1,141,304)

Net loss attributable to common stockholders	$(830,971)	$(1,038,792)	$(781,364)	$(472,825)	$(3,123,952)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.09)	$(0.11)	$(0.07)	$(0.04)	$(0.30)

Discontinued operations	$(0.06)	$(0.05)	$(0.04)	$(0.02)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	5,524,668	6,387,742	7,015,219	7,530,219	6,616,967

2011 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$—	$—	$—	$—

Loss from continuing operations attributable to noncontrolling interests	$—	$—	$—	$—	$—
Loss from continuing operations attributable to common stockholders	(278,593)	(309,574)	(442,097)	(333,297)	(1,363,561)
Loss from discontinued operations	—	—	—	(645,690)	(645,690)

Net loss attributable to common stockholders	$(278,593)	$(309,574)	$(442,097)	$(978,987)	$(2,009,251)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.10)	$(0.09)	$(0.11)	$(0.07)	$(0.36)

Discontinued operations	$—	$—	$—	$(0.14)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	2,722,595	3,517,456	4,199,048	4,714,575	3,794,022

FOOTNOTE:

(1)	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.